Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,074,653	$17.60	3.20	51,707
Granted	395,200	34.83
Exercised	(935,152)	11.38
Expired	(13,000)	13.50
Forfeited	(363,427)	25.07

Outstanding at December 31, 2012	3,158,274	20.76	2.68	40,796

Exercisable at December 31, 2012	1,402,650	14.10	1.91	26,588

Vested and expected to vest at December 31, 2012	2,997,841	20.23	2.62	40,160

Summary Of Stock Options Outstanding By Exercise Price Range

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$6.15-8.99	815,424	1.56	8.26	532,475	8.60
$10.64-15.61	871,825	2.00	14.84	705,175	14.88
$23.87-24.67	519,925	3.47	24.22	90,500	23.98
$31.21-38.59	951,100	3.84	35.03	74,500	33.98

	3,158,274			1,402,650

Summary Of Stock-Based Compensation Expense

	Year ended December 31,
	2010	2011	2012

Cost of sales	$64	$66	$66
Research and development	1,247	1,124	1,103
Selling and marketing	2,393	3,135	3,298
General and administrative	1,789	1,133	916

Total Expenses	$5,493	$5,458	$5,383